FORM 13F

FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: March 31, 2011

Check here if Amendment [ ];  Amendment Number:


This Amendment (Check only one):  [ ] is a restatement.

					         [X] adds new holding entries.


Institutional Investment Manager Filing this Report:

Name:   YCMNET Advisors, Inc.

Address:  2001 North Main Street

                Suite 270

                Walnut Creek, CA  94596

13F File Number:


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood and all required items, statements, schedules, lists and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Michael Yoshikami

Title:  President

Phone:  925-935-2900



Signature, Place and Date of Signing:

Michael Yoshikami   Walnut Creek, CA  July 28, 2010



Report Type (Check only one):

[x]   13F HOLDINGS REPORT.


[ ]   13F NOTICE.


[ ]   13F COMBINATION REPORT.



List of Other Managers Reporting for this Manager:


NONE

13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:  0


Form 13F Information Table Entry Total:  101


Form 13F Information Table Value Total:  739,475
                                        (thousands)



List of Other Included Managers:


NONE




Name 			 Title    Cusip	    Value	Shares   Disc  Other Voting
of Issuer	       of Class				(x 1000)	   Mgrs
1/100 Berkshire   Common    84990175	1002	800	   Sole  None   Sole
3m Company        Common    88579Y101	1334	14269	   Sole  None   Sole
A F L A C Inc     Common    1055102	      315	5960	   Sole  None   Sole
Abbott Labs       Common    2824100	      9939	202636   Sole  None   Sole
Agilent Tech Inc  Common    00846U101	684	15276	   Sole  None   Sole
Apple Computer    Common    37833100	1601	4594	   Sole  None   Sole
Applied Mat. Inc  Common    38222105	231	14797	   Sole  None   Sole
Asante Tech Inc   Common    43412105	1	11055	   Sole  None   Sole
AT&T Inc.         Common    00206R102	545	17807	   Sole  None   Sole
Baraka Energy&Res Common    Q12957108	1	25000	   Sole  None   Sole
Baxter Intl.      Common    71813109	10382	193083   Sole  None   Sole
Berkshire Cl B    Common    084670207 	11376	136032   Sole  None   Sole
C S X Corp        Common    126408103	397	5048	   Sole  None   Sole
Chevron Corp.     Common    166764100	14056	130769   Sole  None   Sole
Chicago Bridge    Common    167250109	203	5000	   Sole  None   Sole
Cisco Systems Inc Common    17275R102	986	57517	   Sole  None   Sole
Citigroup         Common    172967101	9730	2201319  Sole  None   Sole
Conocophillips    Common    20825C104	216	2705	   Sole  None   Sole
Costco Co. Inc    Common    22160K105	12563	171342   Sole  None   Sole
Coventry Hlth Inc Common    222862104	1449	45495	   Sole  None   Sole
D T E Energy Co   Common    233331107	283	5775	   Sole  None   Sole
Disney (Walt) Co. Common    254687106	12238	284006   Sole  None   Sole
Evolution Petrol  Common    30049A107	78	10000	   Sole  None   Sole
Exxon Mobil Corp  Common    30231G102	12617	149972   Sole  None   Sole
General Electric  Common    369604103	23128	1153511  Sole  None   Sole
Google Inc Class  Common    38259P508	583	993	   Sole  None   Sole
Hewlett-Packard   Common    428236103	3342	81565	   Sole  None   Sole
Infrax Sys Inc    Common    45685T103	1	200000   Sole  None   Sole
Intel Corp        Common    458140100	3735	185065   Sole  None   Sole
Intl Bus. Mach    Common    459200101	14384	88207	   Sole  None   Sole
Ipath Commodity   ETF	    06738C778	27529	536103   Sole  None   Sole
Ipath DJ AIG	ETF	    06739H206	16405	250003   Sole  None   Sole
Blackrock	      ETF	    464288612	208	1935	   Sole  None   Sole
Blackrock	      ETF	    464287457	508	6064	   Sole  None   Sole
Blackrock	      ETF	    464288646	24444	234051   Sole  None   Sole

Blackrock	      ETF	    464287226	19588	186325   Sole  None   Sole
Blackrock	      ETF	    464288638	21244	201768   Sole  None   Sole
Blackrock	      ETF	    464288679	2003	18168	   Sole  None   Sole
Blackrock	      ETF	    464287176	21215	194350   Sole  None   Sole
Blackrock	      ETF	    464287754	1662	23393	   Sole  None   Sole
Blackrock	      ETF	    464287697	23847	300487   Sole  None   Sole
Blackrock	      ETF	    464287846	584	8698	   Sole  None   Sole
Blackrock	      ETF	    464287234	23708	487126   Sole  None   Sole
Blackrock	      ETF	    464286103	13710	515025   Sole  None   Sole
Blackrock	      ETF	    464286400	13118	169237   Sole  None   Sole
Blackrock	      ETF	    464287465	2395	39868	   Sole  None   Sole
Blackrock	      ETF	    464286673	12548	917935   Sole  None   Sole
Blackrock	      ETF	    464287655	368	4377	   Sole  None   Sole
Blackrock	      ETF	    464287705	671	7780	   Sole  None   Sole
Blackrock	      ETF	    464287200	3737	28096	   Sole  None   Sole
Blackrock	      ETF	    464287879	386	5058	   Sole  None   Sole
Blackrock	      ETF	    464288356	9910	98047	   Sole  None   Sole
Blackrock	      ETF	    464288216	19992	555655   Sole  None   Sole
Blackrock	      ETF	    464287507	22395	226881   Sole  None   Sole
Blackrock	      ETF	    464288414	9060	91098	   Sole  None   Sole
Blackrock	      ETF	    464287549	14969	237676   Sole  None   Sole
Blackrock	      ETF	    464288158	1605	15305	   Sole  None   Sole
Blackrock	      ETF	    464287804	25865	351621   Sole  None   Sole
Blackrock	      ETF	    464287341	1871	42113	   Sole  None   Sole
Blackrock	      ETF	    464287168	521	9990	   Sole  None   Sole
Itv Plc Ord       Common    G4984A110	17	13740	   Sole  None   Sole
Johnson & Johnson Common    478160104	10385	175268   Sole  None   Sole
Location Based    Common    539573105	20	124100   Sole  None   Sole
Lsi Logic Corp    Common    502161102	81	11867	   Sole  None   Sole
Magnegas Corp     Common    55939L103	3	23000	   Sole  None   Sole
Mastercard Inc    Common    57636Q104	11250	44692	   Sole  None   Sole
Mc Donalds Corp.  Common    580135101	10816	142145   Sole  None   Sole
Merck & Co Inc    Common    58933Y105	237	7188	   Sole  None   Sole
Merrill Lynch Co  Common    59023V423    	121	12500	   Sole  None   Sole
Microsoft Corp    Common    594918104	394	15534	   Sole  None   Sole
Monsanto Co       Common    61166W101	10555	146063   Sole  None   Sole
Nvidia Corp       Common    67066G104	240	13000	   Sole  None   Sole
Oracle Systems    Common    68389X105	12216	365395   Sole  None   Sole
Pfizer Incorp.    Common    717081103	3714	182880   Sole  None   Sole
Pimco 1-5 Year US ETF       72201R205	20170	377572   Sole  None   Sole
Powershares Exch  ETF	    73935X286	3117	119393   Sole  None   Sole
PowerShares QQQ   ETF	    73935A104	296	5151	   Sole  None   Sole
Procter & Gamble  Common    742718109	410	6658	   Sole  None   Sole
Qualcomm Inc      Common    747525103	13390	244209   Sole  None   Sole
Rydex S&P Equal   ETF	    78355W817	12774	222653   Sole  None   Sole
Schw Emg Mkt Eq   ETF	    808524706	372	12732	   Sole  None   Sole
Schw Intl Eq Etf  ETF	    808524805	230	7972	   Sole  None   Sole
Schw US Lcap Gro  ETF	    808524300	225	7079	   Sole  None   Sole
Schw US Scap Etf  ETF	    808524607	273	7354	   Sole  None   Sole
Schwab Etfs-      ETF	    808524102	1358	42187	   Sole  None   Sole
SPDR Consumer Dis ETF	    81369Y407	13743	351927   Sole  None   Sole
SPDR Gold TRUST   ETF	    78463V107	30586	218688   Sole  None   Sole
SPDR S&P China    ETF	    78463X400	12664	157612   Sole  None   Sole
SPDR S&P Div.     ETF	    78464A763	22754	420209   Sole  None   Sole
SPDR S&P Oil  Gas ETF	    78464A748	16582	377126   Sole  None   Sole
Stryker Corp      Common    863667101	11587	190576   Sole  None   Sole
Ttc Technology    Common    87304R100	1	10000	   Sole  None   Sole
Union Pacific     Common    907818108	256	2600	   Sole  None   Sole
United Sec Banc   Common    911460103	263	71975	   Sole  None   Sole
Vanguard 	      ETF	    921937835	1963	24535	   Sole  None   Sole
Vanguard 	      ETF	    922908736	1370	21307	   Sole  None   Sole
Vanguard 	      ETF	    92204A504	1567	26105	   Sole  None   Sole
Vanguard 	      ETF	    922908637	9382	154382   Sole  None   Sole
Vanguard 	      ETF	    922908744	8278	145942   Sole  None   Sole
Visa              Common    92826C839	239	3250	   Sole  None   Sole
Vodafone Air Adr  Common    92857W209	12110	421214   Sole  None   Sole